Consolidated balance sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 91,927,512	$ 50,901,092
Time deposits	32,099,810	68,000,000
Restricted cash	0	1,005,827
Receivable from related parties	$ 37,906,821	$ 146,708
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Trade and other receivables	$ 13,498,813	$ 7,898,103
Other current assets	302,773	240,002
Inventories	7,291,123	5,507,423
Advances and prepayments	161,937	172,908
Total current assets	183,188,789	133,872,063
Non current assets
Vessels, net	180,847,252	226,351,081
Restricted cash	0	5,600,000
Investment in related party	12,798,500	0
Total non current assets	193,645,752	231,951,081
Total assets	376,834,541	365,823,144
Current liabilities
Trade accounts payable	8,277,118	8,115,462
Payable to related party	$ 2,324,334	$ 3,016,438
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities	$ 3,008,500	$ 1,982,306
Deferred income	919,116	1,089,959
Current portion of long-term debt	0	10,176,538
Total current liabilities	14,529,068	24,380,703
Non current liabilities
Long-term debt	0	59,787,923
Total non current liabilities	0	59,787,923
Total liabilities	14,529,068	84,168,626
Commitments and contingencies
Stockholders' equity
Capital stock, $0.01 par value, 2,000,000,000 authorized at December 31, 2022 and 2023, 12,972,358 shares issued and outstanding at December 31, 2022 and 33,257,291 issued and 29,812,755 outstanding at December 31, 2023	332,573	129,724
Preferred stock	8,119	8,119
Treasury stock nil and 3,444,536 shares at December 31, 2022 and 2023, respectively with a par value of $0.01 per share	(5,885,727)	0
Additional paid-in capital	270,242,635	252,912,550
Retained earnings	97,607,873	28,604,125
Total stockholders' equity	362,305,473	281,654,518	[1]
Total liabilities and stockholders' equity	376,834,541	365,823,144
Series A Preferred Stock [Member]
Stockholders' equity
Preferred stock	7,959	7,959
Series B Preferred Stock [Member]
Stockholders' equity
Preferred stock	$ 160	$ 160

[1]	Adjusted to reflect the reverse stock split effect on April 28, 2023 (see Note 1 and 8)